Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units

The changes in the carrying amounts of goodwill by cash-generating unit (CGU) are as follows:

($ millions)	Canadian Banking	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2016	$3,403	$265	$2,461	$1,255	$7,384
Acquisitions	–	–	–	–	–
Dispositions	(36)	–	–	–	(36)
Foreign currency adjustments and other	18	(10)	(61)	(52)	(105)
Balance as at October 31, 2017	3,385	255	2,400	1,203	7,243
Acquisitions	1,710	–	1,164	–	2,874
Dispositions	–	–	–	–	–
Foreign currency adjustments and other	–	5	(110)	(5)	(110)
Balance as at October 31, 2018	$5,095	$260	$3,454	$1,198	$10,007

Summary of Intangible Assets

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts(1)	Other intangibles	Total
Cost
Balance as at October 31, 2016	$2,737	$1,631	$2,325	$68	$6,761
Acquisitions	–	–	–	–	–
Additions	584	5	–	–	589
Disposals	(3)	(56)	–	–	(59)
Foreign currency adjustments and other	(40)	(17)	–	–	(57)
Balance as at October 31, 2017	$3,278	$1,563	$2,325	$68	$7,234
Acquisitions	47	480	2,090	98	2,715
Additions	673	3	–	–	676
Disposals	(8)	–	–	–	(8)
Foreign currency adjustments and other	(44)	(30)	–	–	(74)
Balance as at October 31, 2018	$3,946	$2,016	$4,415	$166	$10,543
Accumulated amortization
Balance as at October 31, 2016	$1,009	$995	$–	$–	$2,004
Amortization	339	82	–	–	421
Disposals	(2)	(18)	–	–	(20)
Foreign currency adjustments and other	(25)	(9)	–	–	(34)
Balance as at October 31, 2017	$1,321	$1,050	$–	$–	$2,371
Amortization	409	85	–	–	494
Disposals	(8)	–	–	–	(8)
Foreign currency adjustments and other	(17)	(9)	–	–	(26)
Balance as at October 31, 2018	$1,705	$1,126	$–	$–	$2,831
Net book value
As at October 31, 2017	$1,957 (2)	$513	$2,325	$68	$4,863
As at October 31, 2018	$2,241 (2)	$890	$4,415	$166	$7,712

(1)	Fund management contracts are attributable to HollisWealth Inc. (formerly DundeeWealth Inc.).
(2)

Computer software comprises of purchased software of $483 (2017 – $500), internally generated software of $1,208 (2017 – $981), and in process software not subject to amortization of $550 (2017 – $476).